Leases (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Option to extend term		10 years
Option to terminate period		1 year
Operating lease cost		€ 5,100	€ 8,200
Variable lease costs		400
Sublease income		100	900	€ 1,000
Amount to be received for settlement of claims	€ 2,600
Gain on lease modification	1,200
Amount to be paid for settlement of claims	500
Operating lease right-of-use assets	34,700	48,323	86,810
Operating lease liability	36,400	47,536	93,167
Cash payments for operating leases		10,468	5,225
New operating lease assets obtained in exchange for operating lease liabilities		0	417
Current operating lease liabilities		2,269	7,188
Long-term operating lease liabilities		45,267	85,979
Total operating lease liabilities	36,400	€ 47,536	€ 93,167
Weighted average remaining lease term		15 years 7 months 6 days	17 years 3 months 18 days
Weighted average discount rate		3.40%	3.90%
2022		€ 3,826
2023		5,979
2024		3,646
2025		3,630
2026		3,560
2027 and thereafter		40,639
Lessee, Operating Lease, Liability, Payments, Due, Total		61,280
Less: imputed interest		€ (13,744)
Termination, January 1 2021
Lessee, Lease, Description [Line Items]
Accrued penalty	6,700
Termination, May 31, 2023
Lessee, Lease, Description [Line Items]
Accrued penalty	€ 2,300
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term		16 years